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                        SUPPLEMENT DATED APRIL 29, 2004
                                    TO THE
                               PROSPECTUSES AND
                     STATEMENTS OF ADDITIONAL INFORMATION
                                    OF THE
                             FUNDS INDICATED BELOW

  The following information amends the information contained in the Prospectuses and Statements of Additional Information ("SAIs") with respect to Class L shares in each of the currently effective Prospectuses and SAIs for each of the Funds listed below.

  Effective April 29, 2004, Class L shares will be renamed Class C shares.

        SB ADJUSTABLE RATE INCOME FUND               September 26, 2003
               Smith Barney Classes of Shares

        SMITH BARNEY AGGRESSIVE GROWTH FUND INC.     December 29, 2003


        SMITH BARNEY ALLOCATION SERIES INC.          May 30, 2003
           BALANCED PORTFOLIO
           CONSERVATIVE PORTFOLIO
           GLOBAL PORTFOLIO
           GROWTH PORTFOLIO
           HIGH GROWTH PORTFOLIO
           INCOME PORTFOLIO

        SMITH BARNEY ARIZONA MUNICIPALS FUND         September 26, 2003
          INC.

        SMITH BARNEY CALIFORNIA MUNICIPALS FUND      June 27, 2003
          INC.

        SMITH BARNEY EQUITY FUNDS                    May 31, 2003
           SMITH BARNEY SOCIAL AWARENESS FUND

        SMITH BARNEY FUNDAMENTAL VALUE FUND INC.     January 28, 2004

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        SMITH BARNEY INCOME FUNDS
           SMITH BARNEY DIVIDEND AND INCOME FUND     November 28, 2003
           SB CONVERTIBLE FUND                       November 28, 2003
               Smith Barney Classes of Shares
           SMITH BARNEY DIVERSIFIED STRATEGIC        November 28, 2003
             INCOME FUND
           SMITH BARNEY EXCHANGE RESERVE FUND        November 28, 2003
           SMITH BARNEY HIGH INCOME FUND             November 28, 2003
           SMITH BARNEY MUNICIPAL HIGH INCOME        November 28, 2003
             FUND
           SMITH BARNEY TOTAL RETURN BOND FUND       November 28, 2003

        SMITH BARNEY INVESTMENT FUNDS INC.
           SMITH BARNEY GROUP SPECTRUM FUND          January 28, 2004
           SMITH BARNEY HANSBERGER GLOBAL VALUE      August 28, 2003
             FUND
           SMITH BARNEY MULTIPLE DISCIPLINE          August 28, 2003, as
             FUNDS--ALL CAP GROWTH AND VALUE         revised January 21,
             FUND                                    2004
           SMITH BARNEY MULTIPLE DISCIPLINE          August 28, 2003, as
             FUNDS--GLOBAL ALL CAP GROWTH AND        revised January 21,
             VALUE FUND                              2004
           SMITH BARNEY MULTIPLE DISCIPLINE          August 28, 2003, as
             FUNDS--LARGE CAP GROWTH AND VALUE       revised January 21,
             FUND                                    2004
           SMITH BARNEY SMALL CAP VALUE FUND         January 28, 2004
           SMITH BARNEY SMALL CAP GROWTH FUND        January 28, 2004

        SMITH BARNEY INVESTMENT SERIES               February 27, 2004
           SB GROWTH AND INCOME FUND
               Smith Barney Classes of Shares
           SMITH BARNEY INTERNATIONAL FUND
           SMITH BARNEY LARGE CAP CORE FUND

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           SMITH BARNEY INVESTMENT TRUST
              SMITH BARNEY INTERMEDIATE MATURITY    March 29, 2004
                CALIFORNIA MUNICIPALS FUND
              SMITH BARNEY INTERMEDIATE MATURITY    March 29, 2003
                NEW YORK MUNICIPALS FUND
              SMITH BARNEY LARGE CAPITALIZATION     March 29, 2003
                GROWTH FUND

           SMITH BARNEY MID CAP CORE FUND           March 29, 2004
           SMITH BARNEY CLASSIC VALUES FUND         March 29, 2004

           SMITH BARNEY MANAGED GOVERNMENTS         November 28, 2003
             FUND INC.

           SMITH BARNEY MANAGED MUNICIPALS FUND     June 27, 2003
             INC.
           SMITH BARNEY MASSACHUSETTS MUNICIPALS    March 28, 2003
             FUND

           SMITH BARNEY MUNI FUNDS
              FLORIDA PORTFOLIO                     July 29, 2003
              GEORGIA PORTFOLIO                     July 29, 2003
              LIMITED TERM PORTFOLIO                July 29, 2003
              NATIONAL PORTFOLIO                    July 29, 2003
              NEW YORK PORTFOLIO                    July 29, 2003
              PENNSYLVANIA PORTFOLIO                July 29, 2003

           SMITH BARNEY NEW JERSEY MUNICIPALS       July 29, 2003
             FUND, INC.
           SMITH BARNEY OREGON MUNICIPALS FUND      August 28, 2003

           SMITH BARNEY TRUST II
              SMITH BARNEY DIVERSIFIED LARGE CAP    February 28, 2004
                GROWTH FUND
              SMITH BARNEY SMALL CAP GROWTH         February 28, 2004
                OPPORTUNITIES FUND
              SMITH BARNEY CAPITAL PRESERVATION     February 28, 2004
                FUND
              SMITH BARNEY CAPITAL PRESERVATION     February 28, 2004
                FUND II

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

              SMITH BARNEY SHORT DURATION           February 28, 2004
                MUNICIPAL INCOME FUND

           SMITH BARNEY WORLD FUNDS, INC.           February 27, 2004
              GLOBAL GOVERNMENT BOND PORTFOLIO
              INTERNATIONAL ALL CAP GROWTH
                PORTFOLIO

FD 02957



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